Related Party Transactions	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

16. Related party transactions

During the year ended June 30, 2020, John Ryan (Director and former CEO) billed $51,500, Wayne Parsons (Director and CFO) billed $136,045, Hugh Aird (Director) billed $9,774, Richard Williams (Director and Executive Chairman) billed $134,927, and Sam Ash (President and CEO) billed $60,000 for services to the Company.

At June 30, 2020, $121,161 is owed to Mr. Williams and $60,000 is owed to Mr. Ash with all amounts included in accounts payable and accrued liabilities.

During the year ended June 30, 2020, the Company issued 1,403,200 June 2019 Units and 1,912,000 August 2019 Units at a deemed price of C$0.05 as finder’s fees with a total value of C$165,760 ($125,180) to a shareholder of the Company.